Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets
52.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT OF THE FINANCIAL AND CAPITAL MARKETS
The international and local macroeconomic context generates certain degree of uncertainty regarding its future progress as a result of the financial assets and foreign exchange market volatility, certain political events and the level of economic growth, among other issues, and additionally, for the effects mentioned in note 53.
Specifically, in Argentina, as a step prior to general presidential elections, the open primary elections (PASO, for its acronym in Spanish) were held on August 11, 2019. The results were adverse to the party running the Argentine government, which was confirmed with the results of the general presidential elections held on October 27, 2019, giving rise to a change in federal authorities on December 10, 2019. The market values of Argentine government and private financial instruments plummeted the day after the PASO thus, the country risk and the value of the US dollar also skyrocketed. These situations remain as of the date of issuance of these consolidated financial statements.
Among other measures introduced by the PEN after the PASO, DNU No. 596/2019 was issued on August 28, 2019, whereby it established, with certain exceptions, a first reprofiling in the maturities of short-term Government securities (Letes, Lecaps, Lelinks and Lecer) Then, the new PEN issued Presidential Decree No. 49/2019 on December 19, 2019, to extend through August 31, 2020, the amortization of treasury bills (Letes) in US dollars.

On December 23, 2019, “Social Solidarity and Productive Reactivation” Law No. 27541 was published in the Official Bulletin, which established several changes and empowered the PEN to complete the formalities and acts needed to recover and secure the sustainability of the government debt as already mentioned, among other issues.
On January 20, 2020, the PEN voluntarily swapped Lecaps for about 60% of the stock for the new Lebads, and after that, on February 11, 2020, through Presidential Decree No. 141/2020 it was decided, with certain exceptions, to delay up to September 30, 2020, the charge for the principal amortization of Federal Government bonds of dual currency (AF20, as its acronym in Spanish).
On February 12, 2020, Law No. 27544 “Restoration of the sustainability of government debt issued under foreign law” was published in the Official Bulletin which, among other issues, empowers the PEN to perform transactions to manage liabilities or swaps or restructuring of interest expiry and principal amortization of government securities issued under foreign law.
On April 6, 2020, the payment of all public debt issued under Argentine legislation was deferred through Decree No. 346/2020 until December 31, 2020. Subsequently, several swaps and restructuring of other debt instruments under Argentine legislation were made.
On August 31, 2020, the Argentine Ministry of Economy issued a resolution stating that Argentina and creditor group representatives had reached an agreement over 99.01% of the principal of the Argentina’s debt restructuring proposal under foreign legislation. The restructuring mainly includes a reduction in interest and the establishment of a grace period before payments is resumed. In addition, on August 8, 2020, Law No. 27556 established a voluntary swap of government securities stated in US dollars and issued under Argentine laws for an initial
90-day
term was published, extending such term for eligible securities not entered into the initial swap up to July 28, 2021 through the Ministry of Economy Resolution 540/2020.
Finally, the authorities of the Argentine Ministry of Economy are undergoing negotiations with the International Monetary Fund with the objective to renegotiate the term conditions for the financing granted, from such organization, to Argentine Republic.
Related to tax regulation, through the abovementioned Law No. 27541, among other provisions, redressing systems were added, amendments to employer contributions were made and a “tax for an inclusive and supportive Argentina” (PAIS tax, for its acronym in Spanish) was created for five fiscal years at a 30% rate on the acquisition of foreign currency for hoarding purposes, to purchase assets and services in foreign currency and international passenger transportation, among others. Finally, note 28 a) and b) explains the amendments introduced pursuant to Income Tax Law.
Between August 2019 and the date of issuance of these consolidated financial statements, the BCRA issued several regulations that, along with Presidential Decree No. 609/2019 of September 1, 2019, introduced certain restrictions with different scopes and specifications for natural and artificial persons, including the acquisition of foreign currency for hoarding purposes, transfers abroad and foreign exchange transactions, among other issues, effective as of the date of issuance of these consolidated financial statements according to BCRA Communiqué “A” 6844, as supplemented and amended. Subsequently, in September 2020 was established that for the acquisition of foreign currency for hoarding purposes, besides the 30% of PAIS tax, an additional 35% have to be paid as income tax withholding. Additionally, since the end of 2019, the gap between the official price of the US dollar -used mainly for foreign trade- and the alternative values that arise through the stock market operation and also with respect to the unofficial value, began to widen around
5
5% as of the date of issuance of these consolidated financial statements.
Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the future consolidated financial statements.